[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]


December 27, 2019


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re:  Van Kampen Focus Portfolios, Taxable Income Series 44

          File No. 333-106234  CIK #1172289

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on December 20, 2019.


Very truly yours,

/s/ John F. Tierney

John F. Tierney
Vice President,
Invesco Capital Markets, Inc.